Inventories Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories
Inventories

Inventories consist principally of materials purchased for resale, including lumber, sheet goods, millwork, windows and doors, as well as certain manufactured products and are valued at the lower of cost or market, with cost being measured using an average cost approach, which approximates the first-in, first-out approach. A provision for excess and obsolete inventory of $2,174 and $1,833 is recorded as of December 31, 2013 and 2012, respectively.